UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     November 14, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     738230

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Altria Group Inc               COM              02209S103     2030    27520 SH        SOLE                   27520
America Movil SA DE CV         SPON ADR L SHS   02364W105    12280   466450 SH        SOLE                  466450
American Express Co.           COM              025816109    11465   199621 SH        SOLE                  199621
American Intl Group Inc.       COM              026874107    43900   708552 SH        SOLE                  708552
Banco Latinoamericano          CL E             P16994132     8320   490000 SH        SOLE                  490000
Banco Santander Chile New      SP ADR REP COM   05965X109     6910   157500 SH        SOLE                  157500
Berkshire Hathaway Inc. Del    CL A             084670108    64860      791 SH        SOLE                     791
Berkshire Hathaway Inc. Del    CL B             084670207    24755     9064 SH        SOLE                    9064
Cadbury Schweppes PLC          SPON ADR         127209302    15070   370039 SH        SOLE                  370039
Cincinnati Finl Corp.          COM              172062101    13930   332504 SH        SOLE                  332504
Coca Cola Co.                  COM              191216100     3665    84857 SH        SOLE                   84857
Diageo PLC                     Spon ADR New     25243Q205    20350   350787 SH        SOLE                  350787
Entercom Communications        CL. A            293639100    12400   392502 SH        SOLE                  392502
Federal Home Loan Mortgage     COM              313400301    56570  1001975 SH        SOLE                 1001975
Federal National Mortgage Ass. COM              313586109    34095   760688 SH        SOLE                  760688
Fifth Third Bancorp            COM              316773100    40180  1093362 SH        SOLE                 1093362
Gannett Inc                    COM              364730101     7960   115586 SH        SOLE                  115586
General Mills Inc.             COM              370334104    13255   274994 SH        SOLE                  274994
Gillette Co                    COM              375766102      985    16900 SH        SOLE                   16900
Golden West Finl Corp. Del     COM              381317106    21590   363515 SH        SOLE                  363515
Harley Davidson Inc.           COM              412822108    18000   371500 SH        SOLE                  371500
HCA Inc.                       COM              404119109    13040   272158 SH        SOLE                  272158
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101    20935   408875 SH        SOLE                  408875
Health Management Associates   New COM          421933102    17140   730272 SH        SOLE                  730272
Infosys Technologies LTD       SPONSORED ADR    456788108    45460   611975 SH        SOLE                  611975
International Game Technology  COM              459902102     8410   311447 SH        SOLE                  311447
Johnson & Johnson              COM              478160104      670    10575 SH        SOLE                   10575
Liz Claiborne Inc              COM              539320101    18540   471562 SH        SOLE                  471562
Markel Corp                    COM              570535104     2730     8264 SH        SOLE                    8264
Millea Holdings Inc            ADR              60032R106     1150    14215 SH        SOLE                   14215
Mohawk Industries Inc.         COM              608190104    19330   240913 SH        SOLE                  240913
Novartis AG                    SPONSORED ADR    66987V109    12605   247155 SH        SOLE                  247155
Old Republic International     COM              680223104     3240   121369 SH        SOLE                  121369
Reynolds American Inc          COM              761713106      680     8200 SH        SOLE                    8200
Saga Communications            CL. A            786598102    13120   986331 SH        SOLE                  986331
Signet Group PLC               SP ADR REP 30S   82668L872    14240   778992 SH        SOLE                  778992
SPDR TR                        UNIT SER 1       78462F103      100      830 SH        SOLE                     830
State Street Corp.             COM              857477103    20940   428090 SH        SOLE                  428090
Tesco Corp                     COM              88157K101      720    43634 SH        SOLE                   43634
TJX Companies Inc.             COM              872539101    18720   913973 SH        SOLE                  913973
Toyota Motor Corp              SP ADR REP2COM   892331307     1310    18325 SH        SOLE                   18325
Toyota Motor Corp              SP ADR REP 2 COM 891331307     2000    21645 SH        SOLE                   21645
Universal Health Services Inc  CL. B            913903100     7850   164773 SH        SOLE                  164773
Wal Mart Stores Inc            COM              931142103    19210   438315 SH        SOLE                  438315
Walgreen Co                    COM              931422109      710    16350 SH        SOLE                   16350
Wells Fargo & Co. Del.         COM              949740104    27790   474488 SH        SOLE                  474488
Wipro LTD                      SPON ADR 1 SH    97651M109    15020  1449600 SH        SOLE                 1449600
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